Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to deferred tax assets and liabilities as of December 31, 2018 and 2017 are presented below:

	For the Years Ended
	December 31,
	2018	2017
Deferred tax assets:
Net operating loss carryforwards	$3,328,192	$2,058,299
Receivable allowance	30,800	27,000
Stock-based compensation	244,157	200,471
Accruals	44,816	20,250
Intangible assets	527,235	603,746
Deferred revenues	166,025	264,330
Gross deferred tax asset	4,341,225	3,174,096

Deferred tax liabilities:
Beneficial conversion feature	(352,111)	-
Deferred Rent	(5,798)	-

Gross deferred tax liabilities	(357,909)	-

Net deferred tax assets	3,983,316	3,174,096

Valuation allowance	(3,983,316)	(3,174,096)

Net deferred tax assets, net of valuation allowance	$-	$-

Schedule of Income Tax (Provision) Benefit

The income tax (provision) benefit for the periods shown consist of the following:

	For the Years Ended
	December 31,
	2018	2017
Federal:
Current	$-	$-
Deferred	606,915	2,050,319
State and local:
Current	-	-
Deferred	202,305	585,806
	809,220	2,636,125
Change in valuation allowance	(809,220)	(2,389,598)
Income tax (provision) benefit	$-	$246,527

Schedule of Reconciliation of Statutory Federal Income Tax Rate

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate for the periods shown, are as follows:

	For the Years Ended
	December 31,
	2018	2017

Federal income tax benefit at statutory rate	21.0%	21.0%
State income tax benefit, net of federal impact	7.0%	6.0%
Permanent differences	(0.6)%	(0.8)%
Income passed through to non-controlling interests	(0.0)%	(4.1)%
Change in effective rate	(3.0)%	(9.8)%
Other	(0.1)%	(0.9)%
Change in valuation allowance	(24.3)%	(13.1)%

Effective income tax rate	0.0%	(1.7)%